Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 2,410	$ 145	$ 213	$ 68
Current liabilities	540,229	208,598
Class A ordinary shares [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	378,000,000	378,000,000
Ordinary shares, shares issued and outstanding	147,485,168	134,123,218
Class B ordinary shares [Member]
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	122,000,000	122,000,000
Ordinary shares, shares issued and outstanding	45,931,163	54,767,703
VIEs without recourse to Qihoo 360 Technology Co. Ltd. [Member]
Current liabilities	367,837	137,611
Non-current liabilities	$ 9,611	$ 2,235